17 Braskem Idesa Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations	R$ 12,059,238	R$ 9,981,726
Original contractual maturities	12,059,238	9,981,726
2020 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		744,408
Original contractual maturities		744,408
2021 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations	7,660,128	800,752
Original contractual maturities	1,121,482	800,752
2022 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		699,090
Original contractual maturities	907,343	699,090
2023 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		892,568
Original contractual maturities	1,157,584	892,568
2024 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		978,479
Original contractual maturities	1,268,619	978,479
2025 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		883,333
Original contractual maturities	1,145,377	883,333
2026 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		743,566
Original contractual maturities	964,410	743,566
2027 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		329,718
Original contractual maturities	428,750	329,718
2028 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations		257,117
Original contractual maturities	334,753	257,117
2029 [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
With breach of contratual obligations	4,399,110	3,652,695
Original contractual maturities	R$ 4,730,920	R$ 3,652,695